STOCKHOLDERS' EQUITY - Fair Value of Employee Stock Options Estimated Using Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Risk-free interest rate, minimum	0.157%
Risk-free interest rate, maximum	0.172%
Risk-free interest rate		0.262%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Volatility		0.463%
Volatility, minimum	0.27%
Volatility, maximum	0.31%
Minimum [Member]
Expected term	5 years	6 years 3 months 18 days
Maximum [Member]
Expected term	7 years	10 years